Goodwill and intangible assets - Narrative (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) reportingUnit	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Number of operating segments (segment) | segment			7
Number of reporting units | reportingUnit	6
Goodwill impairment	$ 0		$ 0	$ 0	$ 680,000,000
Investment and Wealth Management
Goodwill [Line Items]
Goodwill, fair value			$ 6,000,000,000.0
Percentage of fair value in excess of carrying amount			11.00%
Goodwill impairment		$ 680,000,000
Investment and Wealth Management | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate	10.00%		10.50%